FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Interest rate risk
Interest expense	$ 1,959	$ 1,369
Foreign exchange risk
Gain on derivative	1,119	2,007
Impact of a 1% appreciation in the exchange rate of the reporting currency against all foreign currencies on net income (loss)	27	42
Liquidity risk
Cash and cash equivalents	$ 4,277	$ 23,692	$ 18,992
Expected dividend yields	0.00%
Assumption that the fundamental transaction will happen every year, as a percent	1.00%
Expected volatility	60.00%